Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 9. Related Party Transactions

Research and Development Activities

Based on a shareholders agreement entered into on April 26, 2017, the Company would fund the scientific operations of GRDG, a company involved in research and development of biomedical products which is a minority stockholder of two of the Company’s subsidiaries and is owned by Daryl Thompson, a former director of many subsidiaries of the Company, to do the development and research works on the biomedical products for the Company. On February 15, 2022, the Company and its subsidiaries, Global BioLife, Inc. (“Global”), and Impact BioLife Sciences, Inc. (“BioLife Sciences”), and GRDG entered into a Licensing Proceeds Distribution Agreement (“GRDG Agreement”), whereas GRDG would transfer its 20% equity position in both Global and BioLife Sciences to the Company in exchange for 20% interest in Global and/or BioLife Science revenue received from the exclusive or non-exclusive licensing of and/or the sale of Global Intellectual Property to a Third Party, net of specific costs. As of the date of this report, no contingent liability has been recognized under the GRDG Agreement. The research and development agreement as well as the licensing proceeds distribution agreement with GRDG were terminated in 2023. For the six months ended June 30, 2023, the Company incurred approximately $258,000 in expenses. For the six months ended June 30, 2024, the Company had incurred $0 in fees.

General and Administrative Costs

There are certain general and administrative costs incurred by DSS, a related party, on behalf of the Company which are passed through to the Company on a monthly basis. These costs consist of primarily payroll costs for certain DSS employees and are allocated based on estimated time spent on behalf of the Company. Beginning in January 2024, these costs are approximately $31,000 per month. As of June 30, 2024, the Company incurred approximately $186,000 in related expenses. As of June 30, 2023, the Company incurred approximately $70,000 in related expenses.

Note payable, related party

On December 31, 2020, and later amended, the Company executed a Revolving Promissory Note (“Note”) with DSS, a related party, which accrues interest at a rate of 4.25% and is due in full at the maturity date of September 30, 2030. The revolving nature of this Note permits principal amounts borrowed to be repaid and reborrowed. In the case of default, at DSS’s option, (i) eighteen percent (18%) per annum, or (ii) such lesser rate of interest as Lender in its sole discretion may choose to charge; but never more than the Maximum Lawful Rate. This loan is collateralized by all assets of the Company. In January 2024, this Note was amended to extend the maturity date to September 30, 2030 with interest calculated at the Wall Street Journal prime rate plus 0.50%. The payment of principal and interest is on demand. If no demand is made, interest is to be paid monthly beginning on February 29, 2024 through January 31, 2026. Principal and interest in an amount approximating $126,000 is to be paid monthly thereafter until the Note matures. As of June 30, 2024 and December 31, 2023 the outstanding balance, inclusive of interest was $13,452,000 and $12,074,000, respectively.

IMPACT Biomedical, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

13. Related Party Transactions

Research and Development Activities

Based on Shareholders Agreement entered into on April 26, 2017, the Company would fund the scientific operations of GRDG, a company involved in research and development of biomedical products which is a minority stockholder of two of the Company’s subsidiaries and is owned by Daryl Thompson, a director of many subsidiaries of the Company, to do the development and research works on the biomedical products for the Company. On February 15, 2022, the Company and its subsidiaries, Global BioLife, Inc. (“Global”), and Impact BioLife Sciences, Inc. (“BioLife Sciences”), and GRDG entered into a Licensing Proceeds Distribution Agreement (“GRDG Agreement”), whereas GRDG would transfer its 20% equity position in both Global and BioLife Sciences to the Company in exchange for 20% interest in Global and/or BioLife Science revenue received from the exclusive or non-exclusive licensing of and/or the sale of Global Intellectual Property to a Third Party, net of specific costs. As of the date of this report, no contingent liability has been recognized under the GRDG Agreement. As of December 31, 2023 and 2022, this funding approximates $25,000 and $43,000, respectively, per month. As of December 31, 2023 and 2022, the Company incurred approximately $447,000 and $546,000, respectively, in expenses.

General and Administrative Costs

There are certain general and administrative costs incurred by DSS, a related party, on behalf of the Company which are passed through to the Company on a monthly basis. These costs consist of primarily payroll costs for certain DSS employees and are allocated based on estimated time spent on behalf of the Company. These costs are approximately $12,000 per month. As of December 31, 2023, the Company incurred $144,000 in related expenses. As of December 31, 2022, the Company incurred approximately $98,000 in related expenses.

Sharing Services Global Corp (“SHRG”)

During 2023, the Company, via a distribution agreement, sold approximately $94,000 of healthcare products to SHRG, a related party. It was determined that the amounts owed by SHRG were uncollectible and were subsequently written off and is included in Other general expenses. Mr. Heng Fai Ambrose Chan, former Chairman of the Board of Directors of Impact BioMedical is the chairman of the board of SHRG.